Hedge accounting - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Risk factor designated coverage ratio	100.00%
Foreign currency conversion reserve	R$ (20)	R$ (226)
Remaining Accumulated
Disclosure of detailed information about hedged items [line items]
Effect of fair value hedge adjustments	R$ (79)	R$ 8